Prepaid expenses and other (Tables)	6 Months Ended
Jun. 30, 2018
Prepaid expenses and other
The schedule of prepaid expenses and other current assets

	At June 30,	At December 31,
	2018	2017
Gold bullion	$21.9	$14.6
Inventory	3.4	7.1
Prepaid expenses	19.5	17.0
Debt issue costs	0.7	0.7
	$45.5	$39.4